Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
21. Goodwill and intangible assets
Intangible assets
		Intangible assets
	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2020	406	1,430	81	1,371	458	3,746
Additions and disposals	-	-	-	-	-	-
Exchange and other movements	-	-	-	-	-	-
As at 31 December 2020	406	1,430	81	1,371	458	3,746
Accumulated amortisation and impairment
As at 1 January 2020	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Disposals	-	-	-	-	-	-
Amortisation charge	-	-	-	-	-	-
Impairment charge	-	-	-	-	-	-
Exchange and other movements	-	-	-	-	-	-
As at 31 December 2020	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Net book value	295	560	27	212	118	1,212

	Goodwill	Internally generated software	Other software	Customer lists	Licences and other	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
Cost
As at 1 January 2019	445	1,342	100	1,540	532	3,959
Additions and disposals	(33)	133	(15)	(128)	(39)	(82)
Exchange and other movements	(6)	(45)	(4)	(41)	(35)	(131)
As at 31 December 2019	406	1,430	81	1,371	458	3,746
Accumulated amortisation and impairment
As at 1 January 2019	(111)	(812)	(78)	(1,277)	(354)	(2,632)
Disposals	-	63	31	128	36	258
Amortisation charge	-	(154)	(13)	(44)	(34)	(245)
Impairment charge	-	(2)	-	-	-	(2)
Exchange and other movements	-	35	6	34	12	87
As at 31 December 2019	(111)	(870)	(54)	(1,159)	(340)	(2,534)
Net book value	295	560	27	212	118	1,212

Goodwill	Goodwill Goodwill is allocated to business operations according to business segments as follows:
	Barclays Bank Group
	2020	2019
	£m	£m
Consumer, Cards and Payments	256	295
Total net book value of goodwill	256	295